SHAREHOLDERS' EQUITY (DEFICIT)	12 Months Ended
Dec. 31, 2021
SHAREHOLDERS' EQUITY (DEFICIT)
SHAREHOLDERS' EQUITY (DEFICIT)

11. SHAREHOLDERS’ EQUITY (DEFICIT)

Initial Public Offering

On November 3, 2021, the Company completed its initial public offering (“IPO”) in which the Company issued and sold 6,900,000 shares, which included 900,000 shares that were offered and sold pursuant to the full exercise of the underwriters’ over-allotment option, of common stock at a public offering price of $13.00 per share. The Company’s net proceeds from the sale of shares in the IPO was $78,581 after underwriter discounts and commissions, fees and expenses of $11,119, of which $2,250 was paid to Kanders & Company, Inc., a company controlled by Warren Kanders, our Chief Executive Officer.

Dividends

In August 2021, the Company declared and paid a $10,000, or $0.36 per share, dividend to shareholders on record as of August 11, 2021.

On November 11, 2021, the Company announced that its board of directors approved the initiation of a quarterly cash dividend policy of $0.08 per share of the Company’s common stock or $0.32 per share on an annualized basis. The Company’s first quarterly dividend payment of $2,751 was made on December 7, 2021 to shareholders of record as of the close of business on November 22, 2021.

On January 25, 2022, the Company declared a quarterly cash dividend of $2,751, or $0.08 per share, to shareholders on record as of February 4, 2022. The dividend was paid on February 17, 2022.